Shareholder Report, Average Annual Return (Details) 194746_Innovator Growth-100 Power Buffer ETF - May_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - May
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Growth-100 Power Buffer ETF - May NAV
Average Annual Return, Percent	12.00%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Average Annual Return, Percent	32.59%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Index
Average Annual Return, Percent	32.12%